Other income and (expenses) - Summary of other operating income (expense) (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income [Line Items]
Nominal value of credits sold	S/ 1,300,296,000	S/ 973,966,000	S/ 501,540,000
Banking [Member]
Other Income [Line Items]
Investment in associates		S/ 5,033,000